Offerings	Jul. 29, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Euro 1,000,000,000 3.600% Global Notes due 2030
Amount Registered | shares	1,138,500,000
Maximum Aggregate Offering Price	$ 1,136,496,240.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 156,950.13
Offering Note	In accordance with Rules 456(b), 457(o) and 457(r) of the Securities Act of 1933, as amended (the "Securities Act"), based upon a Euro-to-U.S. dollar exchange rate of Euro 1 to $1.1385 and a GBP-to-U.S. dollar exchange rate of GBP 1 to $1.3316 as of July 27, 2026, the registrant initially deferred payment of all of the registration fee in respect of the base prospectus filed with, and forming a part of, the Registration Statement on Form S-3ASR (SEC File No. 333- 285413) filed on February 28, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Euro 1,250,000,000 4.150% Global Notes due 2034
Amount Registered | shares	1,423,125,000
Maximum Aggregate Offering Price	$ 1,419,225,637.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 195,995.06
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Euro 1,000,000,000 4.550% Global Notes due 2038
Amount Registered | shares	1,138,500,000
Maximum Aggregate Offering Price	$ 1,136,951,640.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 157,013.02
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Euro 850,000,000 5.050% Global Notes due 2045
Amount Registered | shares	967,725,000
Maximum Aggregate Offering Price	$ 965,402,460.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 133,322.08
Offering Note	See Offering Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	GBP 550,000,000 7.050% Global Notes due 2052
Amount Registered | shares	732,380,000
Maximum Aggregate Offering Price	$ 731,083,687.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 100,962.66
Offering Note	See Offering Note 1.